Warrants	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Warrants
8. Warrants
The following table summarizes warrant activity for the year ended December 31, 2024:

	Number of Common Warrants	Weighted Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding January 1, 2024	1,161,493	$51.89
Warrants Expired	(227,120)	39.03
Outstanding December 31, 2024	934,373	$55.01	1.14	$ —

Certain of the outstanding warrants include terms that could give rise to an obligation of the Company to pay cash to its warrant holders following a change in control. The Company concluded this contingent cash redemption feature is no longer within its control following the execution of the Merger Agreement on November 13, 2024. Accordingly, as of November 13, 2024, the Company reclassified 535,830 of its warrants from equity to liability and measured the fair value of these warrants at approximately $0. The Company remeasured the fair value of the warrant liability at $67 thousand as of December 31, 2024, and recorded a corresponding loss in the Company’s consolidated statements of operations.
The following represents a summary of the warrants outstanding and exercisable at December 31, 2024, and the balance sheet classification as of that date:

				Number of Shares Underlying Warrants
Issue Date	Classification	Adjusted Exercise Price	Expiration Date	Outstanding	Exercisable
December 17, 2021	Equity	$14.99	December 15, 2026	36,538	36,538
December 17, 2021	Equity	$13.99	December 17, 2026	281,047	281,047
February 16, 2021	Equity	$49.99	February 11, 2026	65,003	65,003
August 7, 2020	Liability	$35.99	July 14, 2025	90,743	90,743
August 7, 2020	Liability	$44.99	July 14, 2025	10,939	10,939
July 23, 2020	Liability	$35.99	July 14, 2025	77,502	77,502
July 13, 2020	Liability	$44.99	July 14, 2025	21,846	21,846
July 13, 2020	Liability	$35.99	July 14, 2025	334,800	334,800
June 15, 2015	Equity	$1,509.99	Five years after milestone achievement	15,955	—
Total				934,373	918,418